Financial Instruments - Summary of Gains and Losses on the Borrowings and Related Derivatives Designated as Fair Value Hedges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Hedged Items [Line Items]
Beginning balance		£ (1)
Fair value movement gain/(loss) £m		1	£ (1)
Ending balance			(1)
Carrying values £m	£ (2,049)	(2,500)	(2,628)
USD debt [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Beginning balance	(13)	13	12
Fair value movement gain/(loss) £m	(25)	(26)
Exchange gain/(loss) £m	2		1
Ending balance	(36)	(13)	13
Carrying values £m	(701)	(699)	(701)
USD debt Related interest rate swaps [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Beginning balance	13	(14)	(12)
Fair value movement gain/(loss) £m	25	27	(1)
Exchange gain/(loss) £m	(2)		(1)
Ending balance	36	13	(14)
Carrying values £m	36	13	(14)
total of USD debt and Interest rate swaps [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Beginning balance		(1)
Fair value movement gain/(loss) £m		1	(1)
Ending balance			(1)
Carrying values £m	(665)	(686)	(715)
EUR debt [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Beginning balance	(39)	(39)	(17)
Fair value movement gain/(loss) £m	(47)	(2)	(21)
Exchange gain/(loss) £m	3	2	(1)
Ending balance	(83)	(39)	(39)
Carrying values £m	(1,467)	(1,853)	(1,952)
EUR Debt related interest rate swaps [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Beginning balance	39	39	17
Fair value movement gain/(loss) £m	47	2	21
Exchange gain/(loss) £m	(3)	(2)	1
Ending balance	83	39	39
Carrying values £m	83	39	39
Net Relating to USD, GBP, EUR And CHF Debt [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Beginning balance	(52)	(26)	(5)
Fair value movement gain/(loss) £m	(72)	(28)	(21)
Exchange gain/(loss) £m	5	2
Ending balance	(119)	(52)	(26)
Carrying values £m	(2,168)	(2,552)	(2,653)
Total of Eur debt and interest rate swaps [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Carrying values £m	(1,384)	(1,814)	(1,913)
Total related interest rate swaps [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Beginning balance	52	25	5
Fair value movement gain/(loss) £m	72	29	20
Exchange gain/(loss) £m	(5)	(2)
Ending balance	119	52	25
Carrying values £m	£ 119	£ 52	£ 25